Credit Facility (Tables)	12 Months Ended
Apr. 27, 2019
Credit Facility
The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Credit facility at period end	$203,800	158,700	64,900
Average balance outstanding during the period	$215,630	141,478	96,297
Maximum borrowings outstanding during the period	$335,825	287,933	285,278
Weighted average interest rate during the period (a)	5.29%	5.55%	5.77%
Interest rate at end of period	4.17%	3.92%	3.73%

(a)	Includes commitment fees.